INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefit, uncertain tax position	$ 4,700	$ 4,700		$ 4,700
Percentage decrease in effective tax rate for tax incentives			0.40%	0.10%	32.30%
Operating loss carryforwards	142,300		$ 142,300
Period of cumulative losses incurred			3 years
Deferred tax assets, valuation allowance recognized			$ 2,300
Valuation allowance	28,293	26,026	28,293	$ 26,026
Unrecognized tax benefits	7,283	10,893	7,283	10,893	$ 10,517	$ 9,872
Unrecognized tax benefits that would impact effective tax rate	4,600		4,600
Unrecognized tax benefit that would be recognized as net operating loss carryforward	2,700		2,700
Unrecognized tax benefits, income tax penalties and interest expense			100	600	$ 400
Increase (decrease) unrecognized tax benefits			(3,200)
Unrecognized tax benefits, income tax penalties and interest accrued	1,200	$ 1,400	1,200	$ 1,400
Decrease in unrecognized tax benefits is reasonably possible	2,100		2,100
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	400		400
Non-U.S.
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 141,900		$ 141,900